Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	13 Months Ended	15 Months Ended	16 Months Ended	18 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	27 Months Ended	28 Months Ended	30 Months Ended	31 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Nov. 13, 2023	May 31, 2016	Nov. 30, 2023	Aug. 31, 2016	Feb. 29, 2024	Nov. 30, 2016	May 31, 2024	Feb. 28, 2017	Aug. 31, 2024	May 31, 2017	Nov. 30, 2024	Aug. 31, 2017	Feb. 28, 2025	Nov. 30, 2017	May 31, 2025	Feb. 28, 2018	Aug. 31, 2025	May 31, 2018	Nov. 30, 2025	Aug. 31, 2018	Feb. 28, 2026	Nov. 30, 2018	May 31, 2026	Feb. 28, 2019	May 31, 2019	Aug. 31, 2019	Nov. 30, 2019	Feb. 29, 2020	May 31, 2020	Aug. 31, 2020	Nov. 30, 2020	Feb. 28, 2021	May 31, 2021	Aug. 31, 2021	Nov. 30, 2021	Feb. 28, 2022	May 31, 2022	Aug. 31, 2022	Nov. 30, 2022	Feb. 28, 2023	May 31, 2023	Aug. 31, 2023	Nov. 30, 2023	Feb. 29, 2024	May 31, 2024	Aug. 31, 2024	Nov. 30, 2024	Feb. 28, 2025	May 31, 2025	Aug. 31, 2025	Nov. 30, 2025	Feb. 28, 2026	May 31, 2026
C000005496
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,413		$ 10,421		$ 11,154		$ 11,740		$ 12,163		$ 12,805		$ 13,048		$ 13,048		$ 13,417		$ 12,731		$ 13,194	$ 13,091	$ 13,749	$ 14,475	$ 13,902	$ 13,908	$ 15,762	$ 16,851	$ 18,173	$ 19,519	$ 20,317	$ 19,889	$ 18,922	$ 17,636	$ 16,724	$ 17,317	$ 17,240	$ 17,648	$ 18,722	$ 18,892	$ 20,661	$ 21,429	$ 22,578	$ 23,304	$ 23,160	$ 23,409	$ 25,010	$ 26,200	$ 27,878	$ 28,966
C000005497
Account Value [Line Items]
Accumulated Value		10,000		10,408		10,412		11,132		11,714		12,130		12,763		12,998		12,989		13,345		12,656		13,107	12,998	13,642	14,354	13,777	13,771	15,604	16,666	17,965	19,288	20,061	19,628	18,661	17,377	16,467	17,041	16,961	17,347	18,396	18,551	20,271	21,013	22,127	22,820	22,664	22,897	24,442	25,594	27,216	28,265
C000005498
Account Value [Line Items]
Accumulated Value		10,000		10,402		10,397		11,116		11,686		12,091		12,717		12,939		12,920		13,272		12,577		13,020	12,900	13,534	14,231	13,650	13,639	15,435	16,479	17,752	19,047	19,796	19,358	18,395	17,117	16,217	16,770	16,673	17,044	18,067	18,208	19,878	20,601	21,679	22,345	22,174	22,391	23,885	24,990	26,563	27,563
C000244823
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 519,245		$ 568,406		$ 589,926		$ 621,910		$ 642,048		$ 638,322		$ 645,405		$ 689,930		$ 723,121		$ 769,677		$ 800,159
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value		10,000		10,445		10,693		11,520		11,769		12,123		13,074		13,389		13,542		14,577		13,797		14,065	13,880	14,768	15,934	15,036	15,471	17,935	18,966	20,347	22,264	23,861	23,961	22,849	21,444	20,692	21,373	21,004	21,880	23,745	24,067	27,012	27,916	29,953	32,367	31,748	31,578	34,698	36,765	37,150	40,876
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	500,000		520,373		584,038		603,581		647,631		699,825		686,440		682,760		750,215		794,917		803,247		883,801
S&P Target Date 2040 Index
Account Value [Line Items]
Accumulated Value		10,000		10,375		10,393		11,040		11,427		11,741		12,450		12,622		12,704		13,148		12,464		12,795	12,634	13,171	13,996	13,269	13,239	14,769	15,664	16,681	17,966	18,596	18,312	17,802	16,876	16,060	16,566	16,674	16,980	17,895	18,061	19,575	20,185	21,373	21,946	21,929	22,379	23,983	25,096	26,470	27,843
S&P Target Date 2040 Index
Account Value [Line Items]
Accumulated Value		10,000		10,375		10,393		11,040		11,427		11,741		12,450		12,622		12,704		13,148		12,464		12,795	12,634	13,171	13,996	13,269	13,239	14,769	15,664	16,681	17,966	18,596	18,312	17,802	16,876	16,060	16,566	16,674	16,980	17,895	18,061	19,575	20,185	21,373	21,946	21,929	22,379	23,983	25,096	26,470	27,843
S&P Target Date 2040 Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,375		$ 10,393		$ 11,040		$ 11,427		$ 11,741		$ 12,450		$ 12,622		$ 12,704		$ 13,148		$ 12,464		$ 12,795	$ 12,634	$ 13,171	$ 13,996	$ 13,269	$ 13,239	$ 14,769	$ 15,664	$ 16,681	$ 17,966	$ 18,596	$ 18,312	$ 17,802	$ 16,876	$ 16,060	$ 16,566	$ 16,674	$ 16,980	$ 17,895	$ 18,061	$ 19,575	$ 20,185	$ 21,373	$ 21,946	$ 21,929	$ 22,379	$ 23,983	$ 25,096	$ 26,470	$ 27,843
S&P Target Date 2040 Index
Account Value [Line Items]
Accumulated Value	$ 500,000		$ 519,476		$ 563,025		$ 580,565		$ 614,736		$ 631,205		$ 630,728		$ 643,669		$ 689,792		$ 721,798		$ 761,323		$ 800,817